UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4632

European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 37.9%
	COMMON STOCKS – 36.5%
	CHEMICALS – 6.0%
52,000	BASF	$1,573,075
33,000	Linde	2,241,899
		3,814,974
	CONSTRUCTION & ENGINEERING – 0.7%
16,000	Bauer †	467,670
	DIVERSIFIED FINANCIAL SERVICES – 1.4%
15,000	Deutsche Boerse	903,561
	DIVERSIFIED TELECOMMUNICATION SERVICES – 3.1%
160,000	Deutsche Telekom	1,985,790
	ELECTRIC UTILITIES – 4.6%
104,000	E.ON	2,886,617
	ELECTRICAL EQUIPMENT – 1.2%
38,000	Solarworld †	777,803
	INDUSTRIAL CONGLOMERATES – 3.7%
22,000	Rheinmetall	747,884
27,500	Siemens	1,570,016
		2,317,900
	INSURANCE – 7.5%
31,000	Allianz	2,603,111
18,000	Muenchener Rueckversicherungs	2,193,396
		4,796,507
	INTERNET SOFTWARE & SERVICES – 1.5%
110,000	United Internet	918,428
	PHARMACEUTICALS – 3.5%
47,000	Bayer	2,245,961
	SOFTWARE – 1.7%
15,000	Software	1,068,225
	TEXTILE, APPAREL & LUXURY GOODS – 1.6%
30,000	Adidas	997,939
	Total Common Stocks (cost $33,840,476)	23,181,375

Shares	Description	Value(a)
	PREFERRED STOCK – 1.4%
	HEALTHCARE EQUIPMENT & SUPPLIES – 1.4%
20,000	Fresenius (cost $805,663)	$917,499
	Total Investments in German Securities (cost $34,646,139)	24,098,874
INVESTMENTS IN FRENCH COMMON STOCKS – 22.8%
	COMPUTERS & PERIPHERALS – 1.1%
25,000	Gemalto*	713,478
	DIVERSIFIED TELECOMMUNICATION SERVICES – 3.4%
95,000	France Telecom	2,162,666
	ELECTRICAL EQUIPMENT – 2.0%
24,000	Alstom	1,241,969
	FOOD PRODUCTS – 1.9%
25,000	Groupe Danone	1,216,562
	INSURANCE – 3.4%
182,100	AXA	2,187,562
	MULTI-UTILITIES – 1.5%
28,623	GDF Suez	982,149
	OIL, GAS & CONSUMABLE FUELS – 7.2%
91,600	Total	4,550,500
	TEXTILE, APPAREL & LUXURY GOODS – 2.3%
23,000	LVMH Moet Hennessy Louis Vuitton	1,443,773
	Total Investments in French Common Stocks (cost $20,858,954)	14,498,659
INVESTMENTS IN SPANISH COMMON STOCKS – 17.5%
	BIOTECHNOLOGY – 1.2%
51,000	Grifols	734,517
	COMMERCIAL BANKS – 3.8%
350,000	Banco Santander	2,411,222

The accompanying notes are an integral part of the financial statements.
7

Shares	Description	Value(a)
	CONSTRUCTION & ENGINEERING – 1.2%
25,000	Tecnicas Reunidas*	$793,453
	DIVERSIFIED TELECOMMUNICATION SERVICES – 5.2%
167,000	Telefonica*	3,329,570
	ELECTRIC UTILITIES – 2.8%
250,000	Iberdrola	1,752,168
	ELECTRICAL EQUIPMENT – 0.9%
45,000	Gamesa Corp Tecnologica	577,021
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.3%
200,000	Iberdrola Renovables	828,298
	IT SERVICES – 1.1%
36,000	Indra Sistemas	693,859
	Total Investments in Spanish Common Stocks (cost $13,345,055)	11,120,108
INVESTMENTS IN SWISS COMMON STOCKS – 6.1%
	INSURANCE – 3.5%
4,500	Helvetia Holding	959,256
8,000	Zurich Financial Services	1,266,526
		2,225,782
	LIFE SCIENCES TOOLS & SERVICES – 1.4%
9,000	Lonza Group	890,032
	SOFTWARE – 1.2%
70,000	Temenos Group*	756,857
	Total Investments in Swiss Common Stocks (cost $3,470,897)	3,872,671
INVESTMENTS IN DUTCH COMMON STOCKS – 4.9%
	CONSTRUCTION & ENGINEERING – 1.2%
38,000	Grontmij	778,308
	ENERGY EQUIPMENT & SERVICES – 1.2%
23,000	Fugro	731,198

Shares	Description	Value(a)
	FOOD PRODUCTS – 2.5%
80,000	Unilever	$1,576,951
	Total Investments in Dutch Common Stocks (cost $5,103,279)	3,086,457
INVESTMENTS IN ITALIAN COMMON STOCKS – 2.8%
	ENERGY EQUIPMENT & SERVICES – 2.8%
100,000	Saipem (cost $2,349,507)	1,778,716
INVESTMENTS IN FINNISH COMMON STOCKS – 2.3%
	ELECTRIC UTILITIES – 2.3%
78,000	Fortum (cost $2,531,707)	1,485,759
INVESTMENTS IN PORTUGAL COMMON STOCKS – 1.9%
	OIL, GAS & CONSUMABLE FUELS – 1.9%
100,000	Galp Energia* (cost $2,304,198)	1,192,005
INVESTMENTS IN NORWEGIAN COMMON STOCKS – 1.1%
	COMMUNICATIONS EQUIPMENT – 1.1%
47,000	Tandberg (cost $695,025)	688,377
INVESTMENTS IN LUXEMBOURG COMMON STOCKS – 1.0%
	METALS & MINING – 1.0%
30,000	Arcelormittal (cost $589,930)	608,281
	Total Investments in Common and Preferred Stocks – 99.0% (cost $86,288,171)	62,878,348

The accompanying notes are an integral part of the financial statements.
8

Shares	Description	Value(a)
INVESTMENTS IN DANISH COMMON STOCKS – 0.7%
	FOOD PRODUCTS – 0.7%
15,000	Danisco (cost $393,480)	$448,441
SECURITIES LENDING COLLATERAL – 1.9%
1,207,050	Daily Assets Fund Institutional, 0.78%(b)(c) (cost $1,207,050)	1,207,050
CASH EQUIVALENTS – 0.2%
150,219	Cash Management QP Trust, 0.53%(c) (cost $150,219)	150,219
	Total Investments – 101.1% (cost $87,645,440)	64,235,617
	Other Assets and Liabilities, Net – (1.1)%	(705,141)
	NET ASSETS–100.0%	$63,530,476

†  All or a portion of this security was on loan. The value of the security loaned at March 31, 2009 amounted to $1,196,367 which is 1.9% of the net assets.

*  Non-income producing security

(a)  Values stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.
9

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund's policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$64,085,398
Level 2	150,219
Level 3	—
Total	$64,235,617

10

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, a series of European Equity Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The European Equity Fund, a series of European Equity Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 20, 2009